STOCK-BASED COMPENSATION - Stock option activity (Details) - Stock options - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Outstanding, beginning of period (in shares)			5,373	4,352
Granted (in shares)		4,436	5,545	1,021
Exercised (in shares)			(3,559)
Forfeited (in shares)		(84)	(618)
Outstanding, end of period (in shares)		4,352	6,741	5,373
Exercisable (in shares)			1,340
Weighted Average Grant Date Fair Value per Option
Outstanding, beginning of period			$ 1.79	$ 1.79
Granted		$ 1.79	$ 14.90	1.79
Exercised			1.79
Forfeited		1.79	$ 22.60
Outstanding, end of period		$ 1.79	10.67	$ 1.79
Exercisable (in dollars per share)			$ 1.79
Weighted Average Remaining Contractual Life (in years)
Outstanding	0 years	8 years 10 months 24 days	7 years 9 months 18 days	9 years
Exercisable (in years)			3 years 2 months 12 days
Aggregate intrinsic value, Outstanding			$ 2,967
Aggregate intrinsic value, Exercisable			$ 2,224
Share Price			$ 3.45